Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Number of shares available for issuance
Number of shares available for issuance, beginning		12,495,000		12,495,000
Addition (in shares)		0		0
Granted (in shares)		(1,098,000)		(4,407,000)
Cancelled/expired/forfeited (in shares)		277,000		613,000
Number of shares available for issuance, ending		11,674,000		8,701,000		12,495,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)		$ 52.62		$ 47.49		$ 40.99
Cash received from the exercise of stock option		$ 226	$ 108	$ 1,214	$ 122
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000.0
Options
Number of shares available for issuance
Granted (in shares)		0		0
Options Outstanding
Outstanding at the beginning of the year (in shares)		551,000		551,000
Granted (in shares)		0		0
Exercised (in shares)		(72,000)		(102,000)
Cancelled/expired/forfeited (in shares)		(10,000)		(54,000)
Outstanding at the end of the year (in shares)		469,000		395,000		551,000
Vested and expected to vest at the end of the year (in shares)		423,000		359,000
Exercisable at the end of the year (in shares)		0		85,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 28.85		$ 28.85
Granted (in dollars per share)		0		0
Exercised (in dollars per share)		3.50		12.11
Cancelled/expired/forfeited (in dollars per share)		32.68		32.68
Outstanding at the end of the year (in dollars per share)		32.68		32.68		$ 28.85
Vested and expected to vest at the end of the year (in dollars per share)		32.68		32.68
Exercisable at the end of the year (in dollars per share)		$ 0		$ 32.68
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year		6 years 1 month 6 days		5 years 10 months 24 days		5 years 9 months 18 days
Vested and expected to vest at the end of the year		6 years 1 month 6 days		5 years 10 months 24 days
Exercisable at the end of the year		0 years		5 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 9,342		$ 5,847		$ 6,683
Vested and expected to vest at the end of the year		8,428		5,316
Exercisable at the end of the year		0		1,263
Total intrinsic value of options exercised		3,400		4,000
Cash received from the exercise of stock option		200	$ 100	1,200	$ 100
Unrecognized compensation cost		$ 4,500		$ 3,600
Expected weighted-average recognition period for unrecognized compensation cost		3 years 1 month 6 days		2 years 10 months 24 days
Options | 2014 Plan
Number of shares available for issuance
Granted (in shares)		0		0
Options Outstanding
Granted (in shares)		0		0
Restricted share units | 2014 Plan
Number of shares available for issuance
Restricted shares units granted (in shares)		1,100,000		4,400,000